Acquisition (Details) - HelioHeat [Member] - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021
Acquisition (Details) [Line Items]
Interest acquired	100.00%
Liabilities arising from contingencies	$ 3,000,000
Goodwill	4,200,000
Goodwill, expected tax deductible amount	0
Contingent consideration liability		$ 2,000,000
Acquisition related costs		100,000
Revenue of acquiree		400,000
Net loss of acquiree		$ 700,000
Paid to HelioHeat’s shareholders [Member]
Acquisition (Details) [Line Items]
Cash paid at closing	1,000,000
Payments To Acquire Business, Deposit in Escrow Account [Member]
Acquisition (Details) [Line Items]
Cash paid at closing	500,000
Repay outstanding debt [Member]
Acquisition (Details) [Line Items]
Cash paid at closing	200,000
Payable upon service conditions [Member]
Acquisition (Details) [Line Items]
Liabilities arising from contingencies	$ 500,000
Liabilities arising from contingencies, term	3 years
Earn-out provisions [Member]
Acquisition (Details) [Line Items]
Liabilities arising from contingencies	$ 2,500,000
Liabilities arising from contingencies, term	5 years